Hedging Activities (Schedule Of Cash Flow Hedges) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
(Reduction) addition to oil and condensate sales	$ (2,957)	$ 100	$ (1,517)	$ (4,720)